Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 627,484	$ 317,106
Restricted cash and investments	169,101	108,115
Trade and other receivables, net	959,592	919,606
Inventories	269,982	184,593
Other current assets	423,701	211,786
Income taxes receivable	35,514	11,425
Total current assets	2,485,374	1,752,631
Systems, equipment and other assets related to contracts, net	1,127,518	1,086,426
Property, plant and equipment, net	349,677	123,542
Goodwill, net	6,830,499	3,958,881
Intangible assets, net	3,335,633	786,321
Other non-current assets	937,917	714,514
Deferred income taxes	48,074	12,982
Total assets	15,114,692	8,435,297
Current liabilities:
Accounts payable	1,057,860	1,241,037
Other current liabilities	922,586	862,357
Current portion of long-term debt	160	849,600
Short-term borrowings		10,800
Income taxes payable	30,020	25,689
Total current liabilities	2,010,626	2,989,483
Long-term debt, less current portion	8,334,013	2,099,071
Deferred income taxes	941,418	198,606
Other non-current liabilities	462,493	200,417
Total non-current liabilities	9,737,924	2,498,094
Total Liabilities	$ 11,748,550	$ 5,487,577
Commitments and contingencies (Note 17)
Stockholders' equity:
Common stock, par value $0.10 and $1.24 per share; 200,244,239 and 174,976,029 shares issued; 200,244,239 and 172,792,526 shares outstanding at December 31, 2015 and 2014, respectively	$ 20,024	$ 217,171
Additional paid-in capital	2,816,057	2,204,246
Treasury stock		(53,160)
Retained (deficit) earnings	(13,271)	46,377
Accumulated other comprehensive income	194,838	155,203
Total IGT PLC's shareholders' equity	3,017,648	2,569,837
Non-controlling interests	348,494	377,883
Total shareholders' equity	3,366,142	2,947,720
Total liabilities and shareholders' equity	$ 15,114,692	$ 8,435,297